Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Dividends Declared

All figures in £ millions	2023	2022	2021
Final paid in respect of prior year 14.9p (2022: 14.2p; 2021: 13.5p)	106	107	102
Interim paid in respect of current year 7.0p (2022: 6.6p; 2021: 6.3p)	49	49	47

	155	156	149